Stockholders' Equity (Deficit)	12 Months Ended
Dec. 31, 2011
Stockholders' Equity (Deficit) [Abstract]
Stockholders' Equity (Deficit)
Note 6 Stockholders' Equity (Deficit)

(A)  Stock Issued for Cash

Year Ended December 31, 2008

On November 21, 2008, the Company issued 6,250,000 shares of common stock to its founders, for a subscription receivable of $6,250 ($0.001/share), which was received in 2009.

Year Ended December 31, 2009

The Company issued 7,855,000 shares of common stock for a total of $169,000 ($0.001 - $0.10/share).  Of the total proceeds raised, $33,000 was received in 2010.

Year Ended December 31, 2010

The Company issued 3,765,000 shares of common stock for $376,500 ($0.10/share).

Year Ended December 31, 2011

The Company issued 8,501,918 shares of common stock for $2,875,140 ($0.10 - $1.00/share), net of direct offering costs of $13,478.

(B)  Stock Issued for Cash and Warrants - Private Placement dated June 2011

The Company issued 5,415,151 shares for $3,249,095 ($0.60/share), net of direct offering costs in the amount of $5,000.  The Company also issued the holders one stock purchase warrant with a maturity of 2 years. The exercise price is $1.80 and requires a mandatory conversion by the holder if the market price of the common stock reaches $3.60 for at least ten consecutive trading days. The warrants issued entitled the holders to purchase an additional 5,415,151 shares of the Company's common stock.

(C)  Stock Issued for Services

Year Ended December 31, 2009

The Company issued 3,058,500 shares of common stock to consultants, in exchange for services rendered, for at total of $231,600 ($0.001 - $0.10/share), based upon the fair value of the services rendered.

Year Ended December 31, 2010

The Company issued 2,000,000 shares of common stock to consultants, in exchange for services rendered, having a fair value of $200,000 ($0.10/share), based upon the fair value of the services rendered.

Year Ended December 31, 2011

The Company issued 1,123,095 shares of common stock, in exchange for services rendered having a fair value of $152,699 ($0.10 - $1.16/share), based upon the quoted closing trading price.

(D) Prepaid Stock Compensation

During year ended December 31, 2011, the Company issued 1,803,964 shares of common stock for future services, having a fair value of $2,183,440 ($1.12 - $1.27/share), based upon the quoted closing trading price.

The following represents the allocation of prepaid stock compensation as of December 31, 2011:

	Short-Term	Long-Term	Total

Prepaid stock compensation - December 31, 2010	$-	$-	$-
Prepaid issuances of stock for services	1,885,784	297,656	2,183,440
Amortization of prepaid stock compensation	(330,889)	-	(330,889)
Prepaid stock compensation - December 31, 2011	$1,554,895	$297,656	$1,852,551

(E)  Stock Options

On June 10, 2011, the Company adopted the 2011 Incentive Award Plan ("the Plan"). The total number of shares of stock which may be granted by options or certain stock awards shall not exceed 5,000,000. The Plan indicates that the exercise price of an award is equivalent to the market value of the Company's common stock on the grant date.

In addition to the 600,000 options issued for services discussed in Note 4, the Company had the following stock option grants during 2011:

	Quantity		Vesting Schedule
Date	Granted	Fair Value	2011	2012 and Thereafter	Expiration

June 2011	1,800,000	$1,149,664	1,650,000	75,000 on 06/10/12 and 75,000 6/10/13	5 - 10	Years
July 2011	350,000	761,282	350,000	-	10	Years
August 2011	228,670	282,067	228,670	-	10	Years
September 2011	13,500	19,816	13,500	-	10	Years
October 2011	250,000	298,836	203,125	46,875 Over 4 years	10	Years
	2,642,170	$2,511,665	2,445,295

The Black-Scholes assumptions used are as follows:

Exercise price	$0.69 - $2.26
Expected dividends	0%
Expected volatility	127% - 136%
Risk free interest rate	1.92% - 3.22%
Expected life of option	5-10 years
Expected forfeitures	0%

The following is a summary of the Company's stock option activity:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Average Intrinsic Value

Balance - December 31, 2010	-	$-
Granted	3,242,170	$1.24
Exercised	-	$-
Forfeited	-	$-
Outstanding - December 31, 2011	3,242,170	$1.24	8.58 years	$558,000
Exercisable - December 31, 2011	3,045,295	$1.26	8.76 years	$511,500

Grant date fair value of options - 2011	$3,816,718
Weighted average grant date fair value - 2011	$1.18

Outstanding options held by related parties - 2011	1,728,670
Exercisable options held by related parties - 2011	1,728,670
Fair value of stock options held by related parties - 2011	$2,638,169

During 2011, the Company expensed $3,705,306 related to stock option grants.

(F)  Warrants

In addition to the 5,415,151 warrants issued in connection with the June 2011 private placement discussed in Note 6 (B), the Company issued the following warrants for services rendered in 2011:

	Quantity		Vesting Schedule
Date	Granted	Fair Value	2011	2012	Expiration

August 2011	50,000	$92,798	25,000	25,000	3 Years

During 2011, the Company expensed $46,399 related to stock warrants issued for services. The remaining unamortized $46,399 associated with the grant of 50,000 warrants noted above will be recognized as selling and administrative expense during 2012.

The Black-Scholes assumptions used are as follows:

Exercise price	$1.27
Expected dividends	0%
Expected volatility	128%
Risk free interest rate	0.55%
Expected life of warrant	3 years
Expected forfeitures	0%

The following is a summary of the Company's warrant activity:

	Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life

Outstanding - December 31, 2010	-	$-	-
Exercisable - December 31, 2010	-	$-	-
Granted	5,465,151	$1.80	-
Exercised	-	$-	-
Forfeited/Cancelled	-	$-	-
Outstanding - December 31, 2011	5,465,151	$1.80	1.49
Exercisable - December 31, 2011	5,440,151	$1.80	1.47

At December 31, 2011 and 2010, the total intrinsic value of warrants outstanding and exercisable was $0 and $0, respectively.